September 2, 2009

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Global Value Fund (the "Registrant")

     Reg. No. 333-144517; File No. 811-22092

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 27, 2009.

Sincerely,

/s/ William M. Levey

------------------------------------

William M. Levey

Assistant Vice President & Assistant Counsel
212-323-0602

wlevey@oppenheimerfunds.com

cc: Kramer Levin Naftalis & Frankel LLP
     KPMG LLP

     Nancy S. Vann